Financing Charges	12 Months Ended
Dec. 31, 2017
Banking and Thrift, Interest [Abstract]
Financing Charges
FINANCING CHARGES

Year ended December 31 (millions of dollars)	2017	2016
Interest on long-term debt	450	424
Interest on short-term notes	6	9
Other	12	15
Less: Interest capitalized on construction and development in progress	(56)	(54)
Interest earned on cash and cash equivalents	(1)	(2)
	411	392